STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4%
Alabama - .5%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2036	7,500,000	9,289,287
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,839,500
				15,128,787
Arizona - 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	2,253,005
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	1,172,828
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	1,101,535
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,298,813
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000	683,644
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000	636,464
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000	722,845
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000	560,204
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000	1,070,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Arizona - 2.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	850,919
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	874,715
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	897,498
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000	6,183,186
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000	12,089,207
Maricopa County Special Health Care District, GO (Maricopa Integrated Health System) Ser. C	5.00	7/1/2029	5,000,000	6,340,851
Maricopa County Special Health Care District, GO (Maricopa Integrated Health System) Ser. C	5.00	7/1/2035	6,000,000	7,479,234
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000	5,504,125
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	11,065,204
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2025	4,500,000	5,175,004
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2026	3,700,000	4,394,682
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2027	2,750,000	3,364,030
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2026	300,000	367,631
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2025	305,000	362,495
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2027	250,000	314,387
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2029	400,000	524,835

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Arizona - 2.7% (continued)
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2028	345,000	443,738
				75,731,539
Arkansas - .1%
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2040	1,000,000	1,160,177
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2037	1,000,000	1,166,845
				2,327,022
California - 13.3%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,478,402
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,774,215
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,892,705
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,689,070
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000	11,706,210
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	10,853,188
California, GO	1.70	2/1/2028	10,000,000	10,192,345
California, GO	5.25	10/1/2039	5,000,000	6,055,526
California, GO	5.25	9/1/2029	10,000,000	11,128,859
California, GO, Refunding	4.00	9/1/2031	10,000,000	11,657,306
California, GO, Refunding	5.00	12/1/2023	2,500,000	2,799,546
California, GO, Refunding	5.00	12/1/2023	12,500,000	13,997,731
California, GO, Refunding	5.00	10/1/2025	5,000,000	5,992,432
California, GO, Refunding	5.00	9/1/2032	6,500,000	8,768,982
California, GO, Refunding	5.00	9/1/2030	6,000,000	7,983,802
California, GO, Refunding	5.00	10/1/2029	5,000,000	6,035,983
California, GO, Refunding	5.00	4/1/2031	9,900,000	12,891,499
California, GO, Ser. A	2.38	10/1/2026	14,725,000	15,781,934
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	350,000	468,747
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	500,000	657,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
California - 13.3% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2027	600,000		754,386
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	500,000		643,579
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	400,000		489,032
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	350,000		465,749
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		329,206
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		397,146
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		6,435,557
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,275,024
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		7,390,777
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2026	8,275,000	[a]	9,810,927
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2027	2,500,000		3,014,401
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	2,500,000		2,935,618
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	1,055,000		1,300,195
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2031	2,000,000		2,598,142
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	2,000,000		2,509,316
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	2,280,000		2,600,628
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2026	3,020,000		3,563,149

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
California - 13.3% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	4,310,000		4,930,122
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2027	5,500,000		6,672,768
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2029	4,000,000		5,062,142
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	4,610,000		5,726,093
Evergreen School District, GO	4.00	8/1/2041	5,000,000		5,510,785
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	9,080,000		9,883,493
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	12,215,000		15,072,181
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2033	1,000,000		1,227,680
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,500,000		4,281,121
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2030	6,775,000		8,451,564
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		11,645,881
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	10,000,000		9,959,487
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2024	1,080,000		1,226,473
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,455,225
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,815,036
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2023	825,000		901,743
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		10,972,665
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	3,136,265
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2024	1,000,000		1,150,178
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2034	400,000		476,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
California - 13.3% (continued)
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2035	420,000		500,051
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2026	295,000		341,076
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2033	385,000		460,381
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[a]	5,509,399
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67 +.55%	0.68	6/1/2034	8,000,000	[c]	8,000,014
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000		7,876,354
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,958,438
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		6,253,037
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		5,864,102
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,834,098
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000		1,281,349
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		647,222
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000		12,937,597
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2030	3,000,000		3,853,258

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
California - 13.3% (continued)
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2031	2,000,000	2,620,815
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2026	2,000,000	2,349,338
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2029	3,000,000	3,783,464
				372,947,167
Colorado - 1.7%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	3,500,000	3,792,432
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	4,380,000	4,913,004
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,610,000	5,093,269
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	10,000,000	12,516,965
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,487,984
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,624,452
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000	2,197,878
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,872,035
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,706,768
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2032	1,905,000	2,495,119
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,779,862
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,294,264
				46,774,032
Connecticut - 1.4%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	4,185,196
Connecticut, GO, Ser. 2021 A	3.00	1/15/2035	8,000,000	8,921,406
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,376,336
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,524,574
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,300,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Connecticut - 1.4% (continued)
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000		6,386,340
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2027	3,400,000		4,247,529
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000		1,940,009
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,460,000		1,585,147
				40,467,383
Delaware - .3%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,116,953
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,609,400
University of Delaware, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA) Ser. C	0.02	11/1/2037	340,000	[d]	340,000
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[a]	5,948,445
				9,014,798
District of Columbia - 1.9%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,690,162
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		7,021,497
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,860,035
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,201,753
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,910,000		20,003,713
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2028	5,505,000		6,875,370
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,470,722

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
District of Columbia - 1.9% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2037	1,650,000		1,934,745
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000		1,168,993
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2024	3,070,000		3,118,836
				52,345,826
Florida - 5.6%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000		5,971,193
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		9,380,328
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,158,241
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,969,618
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2021	2,500,000		2,539,854
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000		3,601,175
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000		5,050,736
Miami-Dade County, Revenue Bonds (Juvenile Courthouse) (Insured; American Municipal Bond Assurance Corp.) (LOC; TD Bank NA) Ser. B	0.05	4/1/2043	175,000	[d]	175,000
Miami-Dade County Water & Sewer System, Revenue Bonds	3.00	10/1/2036	1,000,000		1,126,292
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000		11,982,540
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,956,780
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000		6,111,145
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000		3,579,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Florida - 5.6% (continued)
North Sumter County Utility Dependent District, Revenue Bonds, Refunding	5.00	10/1/2031	4,850,000	6,505,500
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000	5,783,970
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,562,721
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000	3,673,180
Orange County School Board, COP, Refunding, Ser. A	5.00	8/1/2032	10,000,000	13,899,596
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,758,164
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,362,323
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000	3,351,817
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000	9,207,813
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	8,968,000	9,045,687
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000	98,815
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000	6,347,927
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2026	10,095,000	11,827,997
				157,028,170
Georgia - .7%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000	3,556,670
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000	3,158,645
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000	6,327,730
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000	3,599,273
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000	3,077,218
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[e] 6,675
				19,726,211

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Hawaii - .4%
Hawaii, GO, Ser. EO	4.00	8/1/2031	10,000,000		11,084,644
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[a]	5,242,588
Illinois - 7.7%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		3,935,588
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		4,228,003
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,516,229
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		9,974,930
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,000,000		1,025,342
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,414,863
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,975,322
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		4,338,598
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,347,568
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,438,656
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000		5,165,490
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000		1,155,376
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000		4,745,934
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000		3,775,144
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000		7,576,539
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000		5,594,377
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000		1,148,168
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000		1,907,213
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000		2,167,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Illinois - 7.7% (continued)
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000	7,566,463
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000	1,961,873
Cook Kane Lake & McHenry Counties Community College District No. 512, GO	4.00	12/15/2031	10,000,000	11,914,718
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	6,040,823
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2033	2,000,000	2,330,799
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000	5,944,194
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000	11,013,049
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000	3,672,205
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000	4,724,305
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000	2,122,506
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000	1,326,123
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000	2,290,709
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000	7,333,443
Illinois, GO, Ser. A	5.00	3/1/2031	2,525,000	3,273,676
Illinois, GO, Ser. A	5.00	3/1/2029	5,000,000	6,284,223
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000	3,893,400
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000	5,351,454
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000	5,814,636
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	3,607,349
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2031	10,160,000	13,370,557
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000	6,321,365
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000	5,440,503
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding	5.25	1/1/2032	5,000,000	5,389,318
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000	2,496,089

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Illinois - 7.7% (continued)
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000	1,479,806
Will Grundy Counties Community College District No. 525, GO, Refunding	3.00	1/1/2029	9,305,000	10,057,956
				215,452,131
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	959,731
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	916,667
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	2,843,912
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	12,500,000	15,168,270
				19,888,580
Iowa - .4%
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,000,000	12,029,504
Kansas - .2%
Kansas Department of Transportation, Revenue Bonds, Ser. A	5.00	9/1/2028	6,000,000	6,870,593
Kentucky - 3.2%
Kentucky Bond Development Corp., Revenue Bonds (Kentucky Communications Network) (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000	3,114,707
Kentucky Bond Development Corp., Revenue Bonds (Kentucky Communications Network) (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000	2,900,433
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000	6,114,680
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000	3,549,789
Kentucky Property & Building Commission, Revenue Bonds (Project No. 115)	5.00	4/1/2028	4,905,000	6,038,339
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2033	1,000,000	1,259,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Kentucky - 3.2% (continued)
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000	8,904,213
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2026	5,000,000	6,124,394
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	16,500,000	18,601,184
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000	11,553,667
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	8,998,003
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2031	675,000	738,164
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	6,046,072
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2032	5,430,000	6,410,208
				90,352,939
Louisiana - .8%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	5,124,414
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000	5,714,849
Louisiana, GO, Ser. B	4.00	5/1/2034	5,035,000	5,654,580
Louisiana, GO, Ser. B	4.00	5/1/2033	1,770,000	1,991,483
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A1	4.00	5/1/2033	5,000,000	5,171,530
				23,656,856
Maine - .3%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000	6,303,828
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000	2,222,169
				8,525,997
Maryland - 2.3%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000	8,624,791
Anne Arundel County, GO, Refunding	5.00	4/1/2030	4,640,000	5,029,571
Maryland, GO	4.00	6/1/2027	18,700,000	20,744,821
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	4,285,000	4,752,715

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Maryland - 2.3% (continued)
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[a]	11,613,671
Montgomery County, GO, Refunding, Ser. B	4.00	12/1/2030	12,000,000		13,021,970
				63,787,539
Massachusetts - 1.4%
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67 +.55%	0.67	11/1/2025	5,000,000	[c]	5,031,210
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding	5.00	7/1/2029	5,000,000		6,585,690
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,238,199
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,888,549
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		789,715
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		978,151
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		1,013,259
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		898,336
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,205,332
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,214,956
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,206,210
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,507
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	10,000,000	[a]	10,552,348
				37,983,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Michigan - 1.9%
Byron Center Public Schools, GO, Refunding	5.00	5/1/2030	1,480,000	1,938,352
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000	1,126,816
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000	1,127,142
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000	1,522,524
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000	5,528,668
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2029	10,000,000	11,067,361
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000	2,859,002
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000	3,442,782
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000	2,156,121
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000	2,874,828
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	5,031,357
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2035	2,500,000	3,022,567

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Michigan - 1.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2036	3,000,000	3,611,473
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2022	5,000,000	[a] 5,245,170
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2031	850,000	1,113,448
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2033	925,000	1,190,201
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2027	700,000	872,172
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	780,070
				54,510,054
Minnesota - .0%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	1,005,000	1,081,108
Mississippi - .2%
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000	295,872
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,900,746
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,151,636
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,274,657
				4,622,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Missouri - 1.9%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000	2,519,641
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,690,190
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	2,867,873
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	2,107,042
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,164,676
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,670,341
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	2,016,605
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,393,941
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	4,197,797
Ladue School District, GO	2.00	3/1/2032	6,000,000	6,211,371
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,673,744

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Missouri - 1.9% (continued)
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000	15,991,500
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Mid-America Transplant Services Project) (LOC; BMO Harris Bank NA)	0.05	1/1/2039	1,600,000	[d] 1,600,000
				53,104,721
Montana - .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	2,540,000	2,709,718
Nebraska - .2%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	5,000,000	5,689,988
Nevada - 2.6%
Clark County, GO, Ser. B	4.00	11/1/2033	2,750,000	3,381,277
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000	1,339,255
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000	6,540,611
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2028	5,000,000	6,404,264
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000	6,354,096
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000	12,814,932
Clark County School District, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	6/15/2027	5,000,000	5,973,952
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,695,514
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2029	10,000,000	13,139,278
Nevada, GO, Refunding, Ser. A	5.00	5/1/2031	5,200,000	6,872,662
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,770,000	3,075,426
				71,591,267
New Jersey - 7.4%
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000	13,020,619
New Jersey, GO	5.00	6/1/2027	2,000,000	2,486,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New Jersey - 7.4% (continued)
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2032	5,000,000		6,367,529
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2028	13,840,000		17,625,365
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2027	2,000,000		2,486,866
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000		10,017,202
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000		5,205,253
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	5,000,000		5,212,530
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000		14,082,112
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000		11,191,051
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	5,000,000	[f]	5,757,162
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000		1,186,318
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000		1,276,004
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000		2,817,826
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000		1,925,846
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000		1,130,084

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New Jersey - 7.4% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,236,113
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,200,154
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	2,167,138
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	5,140,474
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000	2,811,944
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	6,352,195
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,282,005
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	12,497,528
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	3,115,916
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,483,588
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	3,094,397
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	2,000,000	2,557,902
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000	1,912,495
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	2,000,000	2,566,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New Jersey - 7.4% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	5,000,000	5,009,634
Ocean City, GO, Refunding	3.00	9/15/2031	5,000,000	5,512,889
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000	1,829,701
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2030	1,725,000	2,179,138
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2023	500,000	526,821
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2025	1,225,000	1,384,550
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	9,910,870
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	14,911,403
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	7,485,748
				207,957,693
New York - 17.7%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	6,099,455
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2029	6,400,000	7,893,402
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000	12,136,659
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000	10,721,555
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	11,280,071
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000	2,970,626
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000	12,848,740
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000	12,509,286

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New York - 17.7% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		3,067,289
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		8,715,146
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,928,387
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		12,009,752
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,092,782
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	10/1/2028	10,000,000		12,587,370
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.02	10/1/2040	200,000	[d]	200,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,735,494
New York City, GO, Refunding, Ser. D	1.22	8/1/2026	10,000,000		9,989,926
New York City, GO, Refunding, Ser. D	1.40	8/1/2027	5,000,000		4,975,275
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,518,740
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,769,545
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		3,340,376
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,350,516
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,158,694
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		10,882,786
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,691,402
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,555,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New York - 17.7% (continued)
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	5,000,000		6,098,720
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,852,869
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,812,506
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2031	6,000,000		8,120,099
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2029	14,000,000		18,460,723
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,589,582
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.02	6/15/2035	2,300,000	[d]	2,300,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,111,436
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	17,042,432
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,953,510
New York State, GO, Refunding, Ser. B	2.05	3/15/2032	5,500,000		5,525,998
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2028	5,000,000		6,318,366
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		6,268,919
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. A	5.00	7/1/2032	10,000,000		11,738,465
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		9,181,417

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New York - 17.7% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2031	10,000,000	13,524,711
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000	8,519,218
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000	5,822,721
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000	6,938,601
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	6,225,000	7,722,411
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	15,000,000	17,441,352
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	1,049,594
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	10,910,731
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	7,393,055
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000	3,462,662
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2038	4,795,000	5,785,307
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	5,500,000	6,653,598
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000	22,228,122
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,828,975
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,266,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
New York - 17.7% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2030	2,000,000		2,650,545
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2028	1,000,000		1,284,900
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2027	1,100,000		1,382,381
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	10,000,000		11,876,075
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000		11,475,709
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2026	5,000,000		6,078,117
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2025	6,000,000		7,061,446
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,443,703
Suffolk County, GO, Refunding (Insured; Build America Mutual) Ser. D	4.00	10/15/2028	4,810,000		5,772,218
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.02	1/1/2032	2,000,000	[d]	2,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[b]	8,586,927
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		2,133,851
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,843,422
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,475,485
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2026	2,500,000		2,801,874
				497,817,876

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,813,467
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		4,317,912
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2028	1,075,000		1,382,597
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2029	1,000,000		1,314,408
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2031	4,000,000		5,475,783
				17,304,167
Ohio - .7%
Allen County Hospital Facilities, Revenue Bonds (Catholic Healthcare) (LOC; Bank of Montreal) Ser. C	0.02	6/1/2034	1,300,000	[d]	1,300,000
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		837,032
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2035	550,000		723,620
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		655,864
Ohio Air Quality Development Authority, Revenue Bonds	2.60	10/1/2029	2,500,000		2,659,004
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,395,000		1,532,694
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	3,120,000		3,360,812
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. A	5.00	6/1/2031	5,000,000		6,695,759
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		673,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Ohio - .7% (continued)
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[a] 1,672,544
				20,111,327
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	6,140,000	6,596,707
Oregon - 1.7%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000	12,488,225
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	2,415,000	2,570,815
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	15,875,423
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000	13,403,565
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000	2,654,762
				46,992,790
Pennsylvania - 8.1%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2028	1,715,000	2,169,952
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2029	1,465,000	1,886,772
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2030	1,300,000	1,697,035
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2025	740,000	873,881
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2026	1,165,000	1,414,737
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2027	980,000	1,215,941

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Pennsylvania - 8.1% (continued)
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	4/15/2025	1,250,000	[a]	1,470,555
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,440,513
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		4,002,134
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,336,704
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,974,630
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		1,046,491
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000		6,132,051
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,155,000		1,360,656
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,490,907
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,842,131
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,807,914
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000		3,801,021
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		4,356,838
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000		6,986,422
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	4.00	8/15/2044	2,500,000		2,922,735
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000		2,366,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Pennsylvania - 8.1% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2026	1,200,000	1,393,474
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2025	1,000,000	1,128,572
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2027	350,000	416,083
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2028	350,000	424,696
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000	5,753,979
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,959,659
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000	1,597,065
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000	6,022,427
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	8,710,000	9,287,916
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	1,480,000	1,595,247
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 128B	3.85	4/1/2038	2,225,000	2,449,207
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	12,332,297
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000	12,281,416
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2035	7,085,000	8,805,976

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Pennsylvania - 8.1% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2031	5,000,000		6,262,025
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		9,526,705
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2021	3,740,000		3,830,633
Philadelphia, GO, Refunding, Ser. A	5.00	7/15/2038	3,600,000		3,994,957
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		4,082,736
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		4,145,163
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,323,305
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,739,931
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,290,679
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,268,773
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		1,002,345
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000		12,215,045
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,039,696
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[a]	2,862,547
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		6,102,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Pennsylvania - 8.1% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000	5,818,094
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	682,399
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	603,581
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	618,753
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	586,688
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000	5,490,074
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,217,370
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,392,466
				227,140,458
Rhode Island - .6%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000	6,627,963
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,415,402
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000	3,682,393
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	4,625,000	5,121,072
				17,846,830
South Carolina - .2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	5,450,957
South Dakota - .3%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2027	500,000	537,998

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
South Dakota - .3% (continued)
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2025	1,800,000		1,946,129
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000		3,084,741
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000		1,448,700
				7,017,568
Tennessee - 1.7%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2034	325,000	[d]	325,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	11/1/2035	5,100,000	[d]	5,100,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2031	500,000	[d]	500,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	1/1/2033	880,000	[d]	880,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	2/1/2036	285,000	[d]	285,000
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		5,332,185
Nashville & Davidson County Metropolitan Government, GO, Refunding	5.00	1/1/2030	5,000,000		6,061,685
Nashville & Davidson County Metropolitan Government, GO, Refunding, Ser. C	3.00	1/1/2034	10,000,000		11,481,347
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000		6,124,717
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,300,000		1,382,352
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	1,120,000		1,214,734
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000		1,406,227
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		2,293,927
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,625,863
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		2,230,844
				48,243,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Texas - 8.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,827,005
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,337,411
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,982,411
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. C	5.00	1/1/2027	5,000,000	5,934,602
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	845,000	883,761
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000	6,179,127
Dallas, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2032	8,125,000	9,836,239
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000	1,522,131
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,030,583
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000	13,465,355
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	5,707,599
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000	6,161,496
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000	1,362,673
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000	2,380,721
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000	1,584,498
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000	5,470,521
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	19,357,352
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	6,197,521
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	2,092,703
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,683,774

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Texas - 8.3% (continued)
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		2,105,201
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,742,535
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	10,000,000		11,914,247
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,470,753
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000		13,201,813
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		10,253,147
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2037	2,500,000		3,054,300
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2036	2,500,000		3,063,996
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2032	2,000,000		2,494,351
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2039	2,500,000		3,037,388
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2040	2,000,000		2,422,499
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,357,245
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		2,068,285
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,208,483
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000		6,009,703
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		6,071,386
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		5,460,685
Texas, GO, Refunding	5.00	10/1/2024	4,000,000		4,542,416
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000		10,118,918
Texas, GO, Ser. A	0.07	6/1/2043	600,000	[d]	600,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,490,000		1,975,627

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Texas - 8.3% (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2029	1,400,000	1,812,050
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000	1,400,780
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2027	1,785,000	2,227,292
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2028	1,250,000	1,591,811
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,508,042
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,498,636
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,596,951
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,465,063
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000	3,321,419
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,802,901
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,804,533
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	5,946,711
				233,146,650
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000	1,089,889
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,359,356

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
U.S. Related - .3% (continued)
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,372,690
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[e] 2,268,750
				8,090,685
Utah - .3%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,926,223
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,439,716
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	3,067,181
				8,433,120
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	863,668
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	11,906,519
				12,770,187
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	9,500,000	9,752,107
Washington - 2.5%
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000	7,201,878
King County School District No. 411, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	7,066,871
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	1,996,399
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000	1,143,995
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000	3,248,946
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000	5,977,214
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000	1,609,468
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000	1,746,320
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000	1,316,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Washington - 2.5% (continued)
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000		5,306,334
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000		5,531,645
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		3,157,827
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2021	5,550,000		5,638,158
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2034	435,000	[f]	464,127
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2035	445,000	[f]	474,021
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2029	250,000	[f]	327,584
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2028	350,000	[f]	449,715
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2027	475,000	[f]	597,961
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2030	265,000	[f]	353,985
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2033	250,000	[f]	330,472
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2032	250,000	[f]	331,563
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2031	300,000	[f]	399,166
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	3/1/2038	4,500,000		5,077,340

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.4% (continued)
Washington - 2.5% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2026	300,000	[f] 368,671
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,972,180
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,382,305
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,650,813
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	634,674
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	1,005,795
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	607,486
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	629,716
				69,999,262
Wisconsin - .2%
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,271,988
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,138,303
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,138,633
				4,548,924
Total Investments (cost $2,757,011,547)			104.4%	2,928,896,724
Liabilities, Less Cash and Receivables			(4.4%)	(122,236,536)
Net Assets			100.0%	2,806,660,188

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Non-income producing—security in default.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $30,850,369 or 1.1% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	2,926,273,592	−	2,926,273,592

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $171,885,177, consisting of $172,994,624 gross unrealized appreciation and $1,109,447 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.